UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 226, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	July 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 96.93%

Accident & Health Insurance - 1.51%
12,751	Unum Group	$ 437,742

Air Transportation, Scheduled - 2.51%
19,475	Delta Air Lines, Inc.	729,534

Aircraft Engines & Engine Parts - 2.08%
5,758	United Technologies Corp.	605,454

Beverages - 1.48%
10,926	Coca-Cola Enterprises	429,283

Biological Products (No Diagnostic Substances) - 2.24%
5,103	Amgen, Inc.	650,071

Computer & Office Equipment - 2.05%
16,758	Hewlett Packard Co.	596,752

Computer Storage Devices - 4.09%
7,513	Seagate Technology Public Limited Co.	440,262
7,491	Western Digital Corp.	748,275
		1,188,537
Construction Machinery & Equipment - 1.38%
17,294	Columbus McKinnon Corp.	402,086

Crude Petroleum & Natural Gas - 2.07%
7,978	Devon Energy Corp.	602,339

Electric & Other Services Combined - 1.72%
16,100	Exelon Corp.	500,388

Electric Services - 1.96%
6,051	NexEra Energy, Inc.	568,128

Engines & Turbines - 1.47%
10,559	Brunswick Corp.	425,844

Fats & Oils - 1.48%
9,285	Archer Daniels Midland Co.	430,824

Fire, Marine & Casualty Insurance - 1.28%
8,852	Loews Corp.	372,935

Food & Kindred Products - 2.47%
6,822	Campbell Soup Co.	283,727
4,750	Mead Johnson Nutrition Co.	434,340
		718,067
General Industrial Machinery & Equipment - 1.68%
5,942	Illinois Tool Works, Inc.	489,443

Household Audio & Video Equipment - 1.57%
4,207	Harman International Industries, Inc.	456,670

Life Insurance - 1.64%
36,342	Genworth Financial, Inc. *	476,080

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 2.54%
12,037	V.F. Corp.	737,507

Metalworking & Machinery & Equipment - 1.52%
6,653	Lincoln Electric Holdings, Inc.	442,025

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.50%
3,804	Energizer Holdings, Inc.	436,547

Motor Vehicles & Passenger Car Bodies - 3.54%
9,343	General Motors Co.	315,980
11,457	PACCAR, Inc.	713,427
		1,029,407
National Commercial Banks - 7.81%
7,645	Capital One Financial Corp.	608,083
32,288	KeyCorp.	437,180
7,376	PNC Financial Services Group, Inc.	608,963
14,627	U.S. Bancorp.	614,773
		2,268,999
Oil & Gas Field Machinery & Equipment - 2.01%
8,500	Baker Hughes, Inc.	584,545

Oil & Gas Field Services, NEC - 4.43%
8,114	Halliburton Co.	559,785
6,705	Schlumberger Ltd.	726,755
		1,286,540
Paints, Varnishes, Lacquers, Enamels & Applied Products - 1.09%
1,600	PPG Industries, Inc.	317,376

Paper Mills - 2.08%
12,544	International Paper Co.	595,840
244	Veritiv Corp. *	9,752
		605,592
Petroleum Refining - 2.06%
7,262	ConocoPhillips	599,115

Pharmaceutical Preparations - 1.51%
8,387	AbbVie, Inc.	438,976

Plastic Material, Synth Resin, Rubber, Cellulos (No Glass) - 2.13%
19,233	Sealed Air Corp.	617,764

Plastic Products, NEC - 1.59%
14,188	Newell Rubbermaid, Inc.	460,826

Radiotelephone Communications - 1.19%
10,505	T-Mobile US, Inc. *	346,035

Retail-Auto & Home Supply Stores - 1.48%
3,561	Advanced Auto Parts, Inc.	431,273

Retail-Drug Stores & Proprietary Stores - 2.70%
11,255	Express Scripts Holding Co. *	783,911

Retail-Grocery Stores - 2.08%
12,333	Kroger Co.	604,070

Retail-Variety Stores - 2.57%
6,359	Costco Wholesale Crop.	747,437

Semiconductors & Related Devices - 3.92%
13,327	Micron Technology, Inc. *	407,140
85,547	ON Semiconducor Corp. *	732,282
		1,139,422
Services-Amusement & Recreation Services - 1.09%
13,667	Live Nation Entertainment, Inc. *	317,211

Services-Auto Rental & Leasing (No Drivers) - 1.52%
15,684	Hertz Global Holdings, Inc.	442,602

Services-Business Services, NEC - 1.13%
1,253	Alliance Data Systems Corp. *	328,649

Services-Computer Integrated Systems Design - 0.96%
14,163	Mentor Graphics Corp.	279,719

Services-Help Supply Services - 0.98%
10,501	TrueBlue, Inc. *	283,422

Services-Personal Services - 1.53%
13,807	H&R Block, Inc.	443,619

Surgical & Medical Instruments & Apparatus - 6.16%
9,982	CareFusion Corp. *	437,112
7,106	Covidien Plc.	614,740
9,242	Stryker Corp.	737,234
		1,789,086
Wholesale-Electronic Parts & Equipment, NEC - 1.12%
5,250	TE Connectivity, Ltd.	324,923

TOTAL FOR COMMON STOCKS (Cost $25,738,833) - 96.93%		28,166,775

REAL ESTATE INVESTMENT TRUSTS - 1.15%
3,548	American Tower Corp. *	334,896

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $264,645) - 1.15%		334,896

SHORT TERM INVESTMENTS - 1.75%
507,909	Fidelity Money Market Portfolio Institutional Class 0.09% **	507,909

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $507,909) - 1.75%		507,909

TOTAL INVESTMENTS (Cost $26,511,387) - 99.83%		29,009,580

OTHER ASSETS LESS LIABILITIES - 0.17%		49,770

NET ASSETS - 100.00%		$ 29,059,350

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS
At July 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,511,387 amounted to $2,498,191, which consisted of aggregate gross unrealized appreciation of
$3,146,060 and aggregate gross unrealized depreciation of $647,869.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 28,166,775	$ -	$ -	$ 28,166,775
Real Estate Investment Trusts	$ 334,896	$ -	$ -	$ 334,896
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	507,909	-	-	507,909
	$ 29,009,580	$ -	$ -	$ 29,009,580

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	July 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 4.92%

Aircraft Engines & Engine Parts - 0.15%
246	United Technologies Corp.	$ 25,867

Auto Controls For Regulating Residential & Commercial Environments & Appliances - 0.13%
378	Ingersoll-Rand Plc.	22,223

Bottled & Canned Soft Drinks & Carbonated Waters - 0.16%
603	Coca-Cola Enterprises, Inc.	27,406

Computer Storage Devices - 0.33%
687	NetApp, Inc.	26,683
318	SanDisk Corp.	29,164
		55,847
Crude Petroleum & Natural Gas - 0.17%
899	Vanguard Natural Resources, LLC	28,112

Electric & Other Services Combined - 0.12%
483	Wisconsin Energy Corp.	21,049

Electric Services - 0.30%
246	NextEra Energy, Inc.	23,097
514	Pinnacle West Capital Corp.	27,494
		50,591
Hospital & Medical Service Plans - 0.17%
384	Aetna, Inc.	29,771

Household Appliances - 0.14%
167	Whirlpool Corp.	23,821

Life Insurance - 0.16%
528	MetLife, Inc.	27,773

Malt Beverages - 0.19%
481	Molson Coors Brewing Co. Class-B	32,482

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.15%
411	V.F. Corp.	25,182

Motor Vehicle Parts & Accessories - 0.19%
346	Lear Corp.	32,583

National Commercial Banks - 0.15%
707	BB&T Corp.	26,173

Natural Gas Distribution - 0.15%
544	Atmos Energy Corp.	26,286

Oil & Gas Field Services, NEC - 0.21%
519	Halliburton Co.	35,806

Orthopedic Prosthetic & Surgical Appliances & Supplies - 0.17%
297	Zimmer Holdings, Inc.	29,721

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 0.16%
520	The Dow Chemical Co.	26,556

Public Building & Related Furniture - 0.15%
546	Johnson Controls, Inc.	25,793

Railroads, Line-Haul Operating - 0.18%
312	Union Pacific Corp.	30,673

Retail-Apparel & Accessory Stores - 0.23%
395	Hanesbrands, Inc.	38,595

Retail-Grocery Stores - 0.18%
611	The Kroger Co.	29,927

Search, Detection, Navagation, Guidance, Aeronautical, Systems - 0.14%
256	Raytheon Co. *	23,237

Services-Help Supply Services - 0.17%
366	Manpower Group, Inc.	28,508

State Commercial Banks - 0.15%
373	State Street Corp.	26,274

Surgical & Medical Instruments & Apparatus - 0.17%
206	3M Co.	29,023

Telephone Communications ( No Radio Telephone) - 0.17%
1,293	Consolidated Communications Holdings, Inc.	28,937

Water Supply - 0.17%
623	American Water Works Co.	29,761

TOTAL FOR COMMON STOCKS (Cost $690,540) - 4.92%		837,977

CLOSED-END MUTUAL FUNDS - 3.43%
7,481	BlackRock Floating Rate Income Strategies Fund	107,427
8,407	BlackRock Limited Duration Income Trust Fund	142,499
5,580	Blackstone Gso Long-Short Credit Income Fund	96,198
9,690	Calamos Strategic Total Return Fund	112,404
15,000	Putnam High Income Securities Fund	126,000

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $560,405) - 3.43%		584,528

CORPORATE BONDS - 29.19%
200,000	Avon Products, Inc. 5.75%, 03/01/2018	215,633
250,000	American International Group, 4.875%, 06/01/2022	276,740
100,000	Ball Corp. 6.75%, 09/15/2020	105,250
65,000	Bb&t Corp. 4.90%, 06/30/2017	70,858
100,000	Block Financial LLC 5.125%, 10/30/2014	100,863
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	163,935
150,000	ConocoPhillips 5.75%, 02/01/2019	173,291
100,000	Devon Energy Corp., 6.30%, 01/15/2019	116,684
283,000	Dr. Horton, Inc., 3.750%, 03/01/2019	277,340
400,000	Federal Home Loans Banks 1.50%, 03/27/2019 **	398,339
400,000	Federal Home Loans Banks 1.00%, 01/30/2018	395,001
350,000	Federal Farm Credit Banks 2.35%, 02/12/2020	347,836
70,000	Fifth Third Bancorp 4.50%, 06/01/2018	76,160
150,000	Freeport-McMoran Copper & Gold, Inc., 2.375%, 03/15/2018	151,365
325,000	Friendly Hills Bank 2.25%, 04/30/2024 **	325,832
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	54,667
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	102,562
100,000	Jabil Circuit, Inc. 7.75%, 07/15/2016	111,000
50,000	Johnson Controls, Inc. 5.50%, 01/15/2016	53,354
150,000	L-3 Communications Corp., 3.95%, 11/15/2016	158,897
200,000	Morgan Stanley 1.2544%, 12/15/2015 **	200,434
200,000	Newfield Exploration Co. 6.875%, 02/01/2020	208,000
100,000	ONEOK Partners L.P. 3.25%, 2/01/2016	103,531
70,000	Regions Financial Corp. 5.75%, 06/15/2015	72,899
150,000	Regions Financial Corp. 7.75%, 11/10/2014	152,858
100,000	Spectra Energy Capital, LLC 5.668%, 08/15/2014	100,156
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	195,590
150,000	Wellpoint, Inc. 5.25, 01/15/2016	159,649
100,000	Wyndham Worldwide Corp., 4.25%, 03/01/2022	101,854

TOTAL FOR CORPORATE BONDS (Cost $4,986,000) - 29.19%		4,970,578

LIMITED PARTNERSHIPS - 0.97%
407	Alliance Holdings GP L.P.	28,555
336	Buckeye Partners, L.P.	26,977
526	Energy Transfer Partners L.P.	29,319
363	Enterprise Products Partners L.P.	27,080
572	Global Partners L.P.	24,751
359	Magellan Midstream Partners L.P.	28,788

TOTAL FOR LIMITED PARTNERSHIPS (Cost $107,924) - 0.97%		165,470

MUNICIPAL BONDS - 7.92%
39,944	Colorado Housing & Finance Authority 5.22%, 05/01/2036	39,977
85,000	Delaware State Housing Authority 2.75%, 12/01/2041	80,850
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	262,017
100,000	King County WA School District #411, 1.293% 12/01/2018	98,557
190,000	Florida State Home Loan Corp., 5.05%, 07/01/2026	196,006
150,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	151,916
40,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	41,580
85,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	86,658
45,000	Missouri State Housing Dev. Single Family 5.83%, 09/01/2017	46,592
15,000	Missouri State Housing Dev, Single Family 6.25%, 09/01/2032	15,013
20,000	New Hampshire State Housing & Finance 5.533%, 07/01/2037	20,224
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,440
70,000	North Carolina State Housing 4.00%, 01/01/ 2034	71,110
175,000	North Carolina State Housing 4.65%, 07/01/2021	180,929
45,000	Vancouver Washington Housing Authority 3.574%, 03/01/2016	46,108

TOTAL FOR MUNICIPAL BONDS (Cost $1,356,851) - 7.92%		1,347,977

PREFERRED SECURITIES - 18.46%
4,000	Aegon N.V. PFD 6.50%, 12/31/49	101,320
6,500	Allied Capital Corp. PFD 6.875%, 04/15/47	162,370
3,907	American Capital Agency, 8%, 12/31/2049	100,996
4,000	American Financial Group, Inc. PFD 7.00%, 09/30/2050	104,200
4,000	Amtrust Financial Services Class A PFD 6.75%, 12/31/2049	93,852
4,132	Annaly Capital Series C, 7.625%, 12/31/2049	100,862
4,400	Ashford Hospitality Trust Series A PFD 8.55%, 12/31/49	113,133
3,795	Ashford Hospitality Trust Series E PFD 9.00%, 12/31/49	103,072
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/49 ** (Bermuda)	107,200
4,000	Aviva PLC PFD 8.25%, 12/01/41	113,200
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/49	130,300
6,000	DuPoint Fabros Tech Inc. PFD 7.875%, 12/31/2049	152,700
5,000	Endurance Sepcialty Holdings PFD 7.50%, 12/31/2049 (Bermuda)	131,250
7,000	First Potomac Realty Trust PFD 7.75%, 12/31/49	183,050
4,000	Hospitality Properties Trust PFD 7.000%, 12/31/2049	101,920
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/49 (U.K.)	104,280
3,903	JPMorgan Chase Capital XXIX, 6.7%, 04/02/2040	99,566
6,000	Ladenburg Thalmann Financial Services PFD 8%, 12/31/2049	133,980
5,500	Maiden Holdings North America Ltd. 8.25%, 06/15/2041	147,364
60,000	PNC Financial Services Group, Inc. PFD 6.75%, 12/31/49 **	66,900
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/49	121,500
4,000	Realty Income Corp. PFD 6.75%, 12/31/2049	105,080
6,000	Stifel Financial Corp. PFD 6.70%, 01/15/2022	153,540
6,000	TCF Financial Co. PFD 7.50%, 12/31/49	157,380
6,000	Triangle Capital Corp. PFD 7.50%, 3/15/19	154,676
3,979	Weingarten Realty Investors Series F PFD 6.50%, 12/31/49	100,311

TOTAL FOR PREFERRED SECURITIES (Cost $3,132,814) - 18.46%		3,144,002

REAL ESTATE INVESTMENT TRUSTS - 1.18%
664	HCP, Inc.	27,576
477	Health Care REIT, Inc.	30,351
426	Home Properties, Inc.	28,026
787	National Retail Properties, Inc.	27,994
866	Omega Healthcare Investors, Inc.	31,644
624	Rayonier, Inc.	21,253
208	Rayonier Advanced Materials, Inc.	6,752
843	Weingarten Realty Investors	27,743

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $178,463) - 1.18%		201,339

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 30.69%
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	148,943
200,000	Federal Home Loan Mortgage Creidt 0.875%, 03/07/2018	196,641
400,000	Federal Home Loan Mortgage Credit 0.5%, 05/13/2016	399,579
191,676	Federal Home Loan Mortgage Credit Series 4280 Class AC CMO 2.25%, 02/15/2028	193,610
350,000	Federal Home Loan Mortgage Credit 1.75%, 03/12/2020 **	348,818
4,036	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 **	4,311
33,501	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 **	33,730
9,963	Federal Home Loan Mortgage Credit Pool #755028 2.845%, 11/01/2018 **	10,410
13,457	Federal Home Loan Mortgage Credit Pool #845590 2.845%, 01/01/2024 **	13,508
16,594	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 **	17,088
400,000	Federal Home Loan Bank 2.000%, 05/20/2022	399,223
250,000	Federal Home Loan Bank 2.000%, 10/28/2022	249,204
200,000	Federal Home Loan Bank 0.750%, 07/28/2017	200,020
40,000	Federal National Mortgage Association 4.625%, 10/15/2014	40,373
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	168,616
186,779	Federal National Mortgage Association Series 2013-41 Class AE CMO, 2%, 07/25/2037	182,489
36,244	Federal National Mortgage Association Pool #279880 1.705%, 04/01/2024 **	36,346
66,673	Federal National Mortgage Association Pool #462285 2.386%, 06/01/2036 **	68,913
26,110	Federal National Mortgage Association Pool #551037 3.867%, 11/01/2020 **	26,738
60,839	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036 **	65,137
14,658	Federal National Mortgage Association Pool #791573 2.545%, 08/01/2034 **	14,838
55,925	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036 **	60,004
81,235	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038 **	86,680
9,886	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038 **	10,608
172,911	FNR 2013-124 Class BD CMO 2.50%	176,284
18,695	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022 **	19,131
64,052	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023 **	66,396
10,307	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023 **	10,566
10,491	Government National Mortgage Association Pool #008259 6.750%, 08/20/2023 **	10,742
36,845	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024 **	37,747
7,143	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024 **	7,319
8,106	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024 **	8,311
3,515	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024 **	3,639
8,568	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024 **	8,785
10,937	Government National Mortgage Association Pool #008503 2.625%, 09/20/2024 **	11,233
8,398	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024 **	8,721
12,533	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024 **	13,222
31,132	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025 **	32,343
7,788	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 **	8,011
23,277	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030 **	23,368
60,024	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 **	62,341
6,544	Government National Mortgage Association Pool #028503 1.625%, 09/20/2024 **	6,779
67,716	Government National Mortgage Association Pool #080569 5.000%, 01/20/2032 **	70,014
7,226	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032 **	7,517
96,485	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 **	100,360
40,209	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036 **	41,779
89,049	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041 **	91,604
91	Government National Mortgage Association Pool #184737 9.000%, 06/15/2021	91
701	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	704
2,215	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	2,433
750	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	762
484	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	533
1,935	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	2,195
1,494	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,512
140	Government National Mortgage Association Pool #358545 7.000%, 08/15/2023	140
1,089	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,235
15,464	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	17,151
154,303	U.S. Small Business Administration Pool #508527 3.575%, 02/25/2018	159,532
176,615	United States Treasury Inflationary Index Bond 2.375%, 01/15/2017	191,475
183,111	United States Treasury Inflationary Index Bond 1.875%, 07/15/2015	189,048
239,344	United States Treasury Inflationary Index Bond 2.000%, 01/15/2016	250,675
176,364	United States Treasury Inflationary Index Bond 2.500%, 07/15/2016	189,894
100,000	United States Treasury Note Bond 2.375%, 02/28/2015	101,328
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	107,906
200,000	United States Treasury Note Bond 2.375%, 07/31/2017	207,797

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $5,283,243) - 30.69%		5,226,450

SHORT-TERM INVESTMENTS - 2.54%
431,654	Fidelity Money Market Portfolio Institutional Class 0.09% **	431,654

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $431,654) - 2.54%		431,654

TOTAL INVESTMENTS (Cost $16,727,894) - 99.31%		16,909,975

OTHER ASSETS LESS LIABILITIES - 0.69%		117,352

NET ASSETS - 100.00%		$ 17,027,327

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2014.
***Adjustable rate security; the coupon rate shown represents the yield at July 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS

At July 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,272,894 amounted to $331,871, which consisted of aggregate gross unrealized appreciation of $447,715 and aggregate gross unrealized depreciation of $115,844.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 837,977	$ -	$ -	$ 837,977
Closed-End Mutual Funds	584,528	-	-	584,528
Corporate Bonds	-	4,970,578	-	4,970,578
Limited Partnerships	165,470	-	-	165,470
Municipal Bonds	-	1,347,977	-	1,347,977
Preferred Securities	3,144,002	-	-	3,144,002
Real Estate Investment Trusts	201,339	-	-	201,339
U.S. Government Agencies and Obligations	-	5,226,450	-	5,226,450
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	431,654	-	-	431,654
	$ 5,364,970	$11,545,005	$ -	$ 16,909,975

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Latin America Fund
	Schedule of Investments
	July 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 89.31%

Air Transportation, Scheduled - 3.50%
700	Copa Holdings SA	$ 106,309
7,000	Latam Airlines Group SA ADR *	82,040
		188,349
Aircrafts - 1.77%
2,500	Embraer SA (Brazil)	95,100

Airports, Flying Fields & Airport Terminal Services - 2.08%
900	Grupo Aeroportuario del Sureste, SAB de CV ADR	112,032

Basic & Diversified Chemicals - 4.18%
40,000	Alfa, SAB de CV (Mexico)	109,300
29,000	Mexichem SAB de CV (Mexico)	116,024
		225,324
Beverages - 1.47%
11,500	Ambev SA	79,235

Bottled & Canned Soft Drinks & Carbonated Waters - 1.74%
1,000	Fomento Economico ADR	93,890

Cement, Hydraulic - 2.37%
10,168	CEMEX, SAB de CV (Mexico) *	127,710

Chemical Manufacturing - 1.64%
7,100	Braskem SA ADR *	88,111

Commercial Banks, NEC - 9.93%
920	Banco de Chile ADR	68,881
5,150	Banco Bradesco ADR	78,692
1,500	Bancolombia SA ADR	93,615
5,000	CorpBanca	88,700
600	Creditcorp Ltd. *	88,752
17,500	Grupo Financiero Banorte SAB de CV	116,285
		534,925
Crude Petroleum & Natural Gas - 2.28%
7,300	Petroleo Brasileiro SA ADR Class A *	122,786

Electric Services - 5.09%
11,311	Comp Energetica de Minas Gerai ADR	92,976
1,800	Empresa Nacional de Electricid ADR	80,046
6,000	Enersis SA ADR	101,160
		274,182
Food Manufacturing - 4.03%
12,000	Gruma SAB de CV (Mexico) *	131,305
28,000	Grupo Lala SAB de CV (Mexico)	85,997
		217,302
Gold & Silver Ores - 1.52%
7,000	Compania de Minas Buenaventura Series B ADR	81,970

Heavy Construction Other Than Building Construction-Contractors - 2.20%
8,800	Promotora y Operadora de Infraestructura SAB de CV (Mexico) *	118,640

Household Products - 1.79%
38,000	Kimberly-Clark de Mexico SAB (Mexico)	96,593

Industrial Inorganic Chemicals - 1.38%
2,200	Ecopetrol SA ADR	74,228

Malt Beverages - 1.34%
3,200	CIA Cervecerias Unidas ADR	72,192

Meat Packing Plants - 1.82%
4,000	BRF-Brasil Foods SA ADR	98,000

Metal Mining - 7.58%
18,000	Banregio Grupo Financiero (Mexico)	102,059
29,000	Grupo Mexico SAB de CV (Mexico)	103,018
3,000	Southern Copper Corp.	98,580
7,300	Vale SA ADR	104,755
		408,412
Retail-Bakery Products - 3.90%
50,000	Grupo Bimbo SAB de CV (Mexico)	82,701
50,000	Grupo Sanborns SA de CV (Mexico)	127,550
		210,251
Retail-Department Stores - 2.19%
10,600	El Puerto de Liverpool SA (Mexico)	117,975

Retail-Grocery Stores - 1.70%
1,900	Brasileira de Distribuicao Class A ADR	91,618

Retail-Mass Merchants - 2.05%
44,500	Wal-Mart de Mexico S.A de CV (Mexico)	110,389

Retail-Miscellaneous Retail - 1.19%
6,900	Cencsud SA ADR	63,963

State Commercial Banks - 2.13%
7,458	Itau Unibanco Holding SA ADR	114,853

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.68%
15,400	Gerdau SA ADR	90,552

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.92%
3,000	Ternium SA ADR *	79,800
1,800	Tenaris SA ADR	77,346
		157,146
Sugar & Confectionery Products - 1.77%
7,900	Cosan Ltd. Class A	95,353

Telephone Communications (No Radio Telephone) - 6.73%
6,000	America Movil SAB de CV ADR	141,420
4,900	Telefonica Brasil SA ADR	98,735
4,600	Tim Participacoes SA ADR *	122,452
		362,607
Television Broadcasting Stations - 2.58%
3,900	Grupo Televisa SA ADR	138,801

Water Supply - 1.12%
6,800	Companhia de Saneamento Basico ADR	60,520

Wholesale-Beer, Wine & Distilled Alcoholic Beverages - 1.65%
2,300	Vina Concha Y Toro SAVCO ADR	89,148

TOTAL FOR COMMON STOCKS (Cost $4,906,220) - 89.31%		4,812,157

EXCHANGE TRADED FUNDS - 5.20%
4,900	Global X InterBolsa FTSE Colombia	99,225
2,600	iShares MSCI All Peru Capped Index Fund	93,756
2,000	iShares MSCI Chile Invest Market Index Fund	87,000

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $318,873) - 5.20%		279,981

REAL ESTATE INVESTMENT TRUSTS - 3.70%
28,000	Fibra Uno Admistraction SA	98,385
50,000	Macquarie Mexico Real Estate Management SA de CV	100,890

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $199,009) - 3.70%		199,275

SHORT TERM INVESTMENTS - 1.34%
72,211	Fidelity Money Market Portfolio Institutional Class 0.09% **	72,211

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $72,211) - 1.34%		72,211

TOTAL INVESTMENTS (Cost $5,496,313) - 99.55%		5,363,624

OTHER ASSETS LESS LIABILITIES - 0.45%		24,242

NET ASSETS - 100.00%		$ 5,387,866

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2014.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Latin America Fund
1. SECURITY TRANSACTIONS

At July 31, 2014 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,496,313 amounted to $132,688, which consisted of aggregate gross unrealized appreciation of $490,828 and aggregate gross unrealized depreciation of $623,516.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 4,812,157	$ -	$ -	$ 4,812,157
Exchange Traded Funds	279,981	-	-	279,981
Real Estate Investment Trusts	199,275	-	-	199,275
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	72,211	-	-	72,211
	$ 5,363,624	$ -	$ -	$ 5,363,624

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 24, 2014

By (Signature and Title)

*

/s/Nancy P. Benson

Nancy P. Benson, Treasurer

Date: September 24, 2014

* Print the name and title of each signing officer under his or her signature.